Long-Term Debt	6 Months Ended
Jun. 30, 2012
Long-Term Debt (Abstract)
Long-Term Debt
7.	Long-Term Debt
As of June 30, 2012 and December 31, 2011, the Partnership was in compliance with all financial debt covenants.
On February 15, 2012, an amount of $10,000 was repaid on the Partnership's revolving credit facility of $370,000, from the proceeds of the sale of its vessel M/T Attikos (Note 5).
On April 4, 2012, an amount of $10,500 was repaid on the Partnership's revolving credit facility of $370,000, from the proceeds of the sale of its vessel M/T Aristofanis (Note 5).
Following the issuance of Class B Convertible Preferred Units in May and June 2012 (Note 9), the Partnership repaid debt of $149,566 across its three credit facilities by using in full the net proceeds of the issuance of $136,425 and an amount of $13,141 from its available cash. Following the debt repayment of $149,566, on May 23, 2012 the Partnership's credit facilities were amended: a) The new amortization schedule will commence in March 2016 b) the margin of the credit facility of $370,000 and $350,000 has increased to 2% and 3% respectively and c) the Partnership's credit facility of $370,000 was converted into a term loan, and the undrawn tranche of $52,500 relating to the credit facility of $350,000 was cancelled.
The Partnership's loan of $370,000 will be repaid in 6 equal consecutive quarterly installments of $12,975 commencing in March, 2016 plus a balloon payment due in June, 2017. The Partnership's credit facilities of $350,000 and $25,000 will be repaid in 9 equal consecutive quarterly installments of $8,069 and $1,000 respectively commencing in March, 2016 plus a balloon payment for each facility due in March, 2018.
As of June 30, 2012 the Partnership's loan amounts drawn under its credit facilities are as follows:

Vessel / Entity	Date	$370,000 Credit Facility (i)	$350,000 Credit Facility (ii)	$25,000 Credit Facility (iii)
M/T Akeraios	07/13/2007	$46,850	$—	$—
M/T Apostolos	09/20/2007	56,000	—	—
M/T Anemos I	09/28/2007	56,000	—	—
M/T Alexandros II	01/29/2008	48,000	—	—
M/T Amore Mio II	03/27/2008	—	46,000	—
M/T Aristofanis	04/30/2008	—	11,500	—
M/T Aristotelis II	06/17/2008	20,000	—	—
M/T Aris II	08/20/2008	24,000	1,584	—
M/V Cape Agamemnon	06/09/2011	—		19,000
Crude Carriers Corp. and its subsidiaries	09/30/2011	—	134,580	—

Total		$250,850	$193,664	$19,000

For the six month period ended June 30, 2012 and 2011 interest expense amounted to $18,379 and $15,717 respectively. As of June 30, 2012 the weighted average interest rate of the Partnership's loan facilities was 3.14%.